GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2018
Geographic Areas, Revenues from External Customers [Abstract]
GEOGRAPHIC INFORMATION
NOTE 9:-        GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2017 and 2018, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2017	2018

North America	$17,782	$17,373
Europe	18,189	19,553
Africa	7,494	5,560
Asia-Pacific and Middle East	24,940	23,233
India	77,210	80,281
Latin America	23,740	25,603

	$169,355	$171,603

Revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2017 and June 30, 2018:

	December 31	June 30,
	2017	2018

Israel	$25,419	$25,060
Others	4,451	4,995

	$29,870	$30,055